Loans, impaired loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	July 31, 2020
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$277,522	$822	$276,700
Personal loans	94,286	2,960	91,326
Credit cards	15,350	1,845	13,505
Business and government	233,414	1,594	231,820
Total	$620,572	$7,221	$613,351

	As at
	April 30, 2020			October 31, 2019
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$272,566	$706	$271,860	$268,169	$680	$267,489
Personal loans	95,791	2,445	93,346	98,631	2,065	96,566
Credit cards	15,966	1,482	14,484	17,788	1,255	16,533
Business and government	246,868	1,372	245,496	212,972	1,077	211,895
Total	$631,191	$6,005	$625,186	$597,560	$5,077	$592,483

Schedule of Impaired Loans
(b) Impaired loans
(1)(2)

	As at
	July 31, 2020
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,643	$324	$1,319
Personal loans	1,104	734	370
Credit cards	–	–	–
Business and government	2,401	729	1,672
Total	$5,148	$1,787	$3,361
By geography:
Canada	$1,307	$493	$814
United States	73	4	69
Mexico	565	186	379
Peru	638	420	218
Chile	1,010	232	778
Colombia	460	107	353
Other international	1,095	345	750
Total	$5,148	$1,787	$3,361

	As at
	April 30, 2020			October 31, 2019
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,682	$296	$1,386	$1,830	$325	$1,505
Personal loans	1,171	647	524	1,094	591	503
Credit cards	–	–	–	–	–	–
Business and government	2,267	704	1,563	2,211	679	1,532
Total	$5,120	$1,647	$3,473	$5,135	$1,595	$3,540
By geography:
Canada	$1,385	$438	$947	$1,133	$375	$758
United States	78	6	72	94	5	89
Mexico	488	166	322	485	178	307
Peru	646	364	282	642	332	310
Chile	842	178	664	844	180	664
Colombia	471	131	340	505	151	354
Other international	1,210	364	846	1,432	374	1,058
Total	$5,120	$1,647	$3,473	$5,135	$1,595	$3,540
(1)	Interest income recognized on impaired loans during the three months ended July 31, 2020 was $13 (April 30, 2020 – $12; October 31, 2019 – $12).
(2)	Additional interest income of approximately $74 would have been recorded if the above loans had not been classified as impaired (April 30, 2020 – $84; October 31, 2019 – $92).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic, pessimistic, and severe pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at July 31, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	-0.1	3.1	3.6	3.3	-5.8	5.0	-13.5	7.5
Unemployment rate, average %	9.1	5.7	7.8	4.5	12.1	6.1	15.9	7.7
Bank of Canada overnight rate target, average %	0.3	1.5	1.1	2.3	0.3	1.0	0.3	0.5
HPI - Housing Price Index, y/y % change	-5.7	4.2	-3.7	4.4	-9.9	5.7	-14.2	6.0
USDCAD exchange rate, average	1.32	1.24	1.31	1.23	1.34	1.25	1.35	1.27
US
Real GDP growth, y/y % change	1.8	2.4	5.0	2.9	-2.0	3.6	-8.9	5.8
Unemployment rate, average %	9.6	3.8	8.9	3.2	11.0	4.5	13.5	8.0
Mexico
Real GDP growth, y/y % change	-4.7	2.5	-1.0	3.7	-8.4	3.7	-14.9	6.0
Unemployment rate, average %	6.8	4.8	5.2	3.1	9.8	5.3	13.6	6.8
Chile
Real GDP growth, y/y % change	-1.0	2.3	2.3	3.2	-4.8	3.5	-11.5	5.7
Unemployment rate, average %	10.5	7.4	8.9	4.7	13.5	7.9	17.3	9.4
Peru
Real GDP growth, y/y % change	-1.0	4.0	0.3	4.6	-1.9	4.7	-6.3	6.5
Unemployment rate, average %	9.2	7.5	8.3	5.8	11.2	8.0	14.3	9.6
Colombia
Real GDP growth, y/y % change	-0.4	3.5	0.6	4.0	-1.2	4.2	-5.7	6.1
Unemployment rate, average %	15.6	8.7	15.1	7.6	17.6	9.3	20.7	10.9
Caribbean
Real GDP growth, y/y % change	0.5	4.1	1.7	4.5	-1.5	4.7	-5.3	5.8
Global
WTI oil price, average USD/bbl	41	55	46	69	35	45	31	37
Copper price, average USD/lb	2.49	2.81	2.63	3.14	2.32	2.56	2.20	2.24
Global GDP, y/y % change	2.49	3.56	4.83	4.03	-0.27	4.48	-5.14	6.00

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Severe Pessimistic
As at April 30, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	-9.5	4.8	-7.9	5.1	-14.1	6.4	-19.1	7.5
Unemployment rate, average %	11.7	6.0	11.2	5.3	14.3	6.7	16.6	8.3
Bank of Canada overnight rate target, average %	0.3	1.2	0.7	1.8	0.3	0.8	0.3	0.5
HPI - Housing Price Index, y/y % change	-6.5	3.7	-5.8	4.0	-8.4	4.0	-10.9	3.9
USDCAD exchange rate, average	1.39	1.26	1.39	1.26	1.50	1.29	1.52	1.35
US
Real GDP growth, y/y % change	-6.3	3.9	-4.6	4.2	-9.9	5.1	-14.9	6.1
Unemployment rate, average %	11.1	4.9	10.7	4.5	13.1	6.1	15.1	9.1
Mexico
Real GDP growth, y/y % change	-7.8	1.8	-3.5	3.9	-11.4	3.0	-16.2	4.0
Unemployment rate, average %	7.0	5.1	5.3	1.6	9.5	5.8	11.9	7.5
Chile
Real GDP growth, y/y % change	-1.8	2.4	0.0	3.1	-5.6	3.6	-10.7	4.6
Unemployment rate, average %	8.3	6.8	7.6	5.0	10.9	7.5	13.3	9.2
Peru
Real GDP growth, y/y % change	-0.6	3.7	0.0	4.2	-2.5	4.6	-6.2	5.4
Unemployment rate, average %	8.8	7.3	8.5	6.5	10.6	8.0	12.8	9.7
Colombia
Real GDP growth, y/y % change	1.4	3.4	1.7	3.9	-0.6	4.4	-4.2	5.1
Unemployment rate, average %	11.5	9.5	11.4	8.9	13.4	10.2	15.6	11.9
Caribbean
Real GDP growth, y/y % change	-1.1	4.0	0.1	4.5	-3.0	4.8	-6.5	5.3
Global
WTI oil price, average USD/bbl	27	53	28	61	23	41	20	30
Copper price, average USD/lb	2.42	2.91	2.47	3.10	2.29	2.68	2.19	2.37
Global GDP, PPP-weighted, y/y % change	-2.50	4.10	-1.40	4.50	-5.00	5.00	-8.30	5.20

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic
As at October 31, 2019 (1)	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.9	1.8	2.4	2.5	1.3	1.2
Unemployment rate, average %	5.8	5.8	5.6	4.6	6.1	7.0
Bank of Canada overnight rate target, average %	1.4	2.3	1.6	3.5	1.2	1.2
HPI - Housing Price Index, y/y % change	2.3	4.3	2.7	5.2	2.0	3.4
USDCAD exchange rate, average	1.29	1.22	1.28	1.19	1.30	1.26
US
Real GDP growth, y/y % change	1.8	1.8	2.3	2.5	1.4	1.2
Unemployment rate, average %	3.9	4.1	3.7	3.6	4.0	4.6
Mexico
Real GDP growth, y/y % change	0.5	1.8	1.0	2.7	0.0	0.9
Unemployment rate, average %	3.9	4.4	3.7	3.6	4.0	5.2
Chile
Real GDP growth, y/y % change	3.3	3.0	4.5	4.9	2.2	1.2
Unemployment rate, average %	6.4	5.8	6.0	3.1	6.9	8.4
Peru
Real GDP growth, y/y % change	3.4	3.6	4.3	4.7	2.5	2.6
Unemployment rate, average %	6.5	6.7	6.0	5.1	7.0	8.3
Colombia
Real GDP growth, y/y % change	3.4	3.4	4.5	4.5	2.3	2.4
Unemployment rate, average %	9.4	8.3	8.7	6.5	10.0	10.1
Caribbean
Real GDP growth, y/y % change	3.9	4.1	5.1	5.3	2.8	2.8
Global
WTI oil price, average USD/bbl	54	59	56	73	53	48
Copper price, average USD/lb	2.74	3.14	2.78	3.49	2.70	2.85
Global GDP, PPP-weighted, y/y % change	3.03	3.51	3.91	4.63	2.14	2.41
(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimiistic and pessimistic). Starting Q1, 2020, the Bank added an additional more severe pessimistic scenario to its measurement methodology.

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at October 31, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2020
Residential mortgages	$680	$329	$(57)	$(130)	$822
Personal loans	2,065	2,122	(1,098)	(129)	2,960
Credit cards	1,255	1,444	(812)	(42)	1,845
Business and government	1,139	1,058	(342)	(83)	1,772
	$5,139	$4,953	$(2,309)	$(384)	$7,399
Presented as:
Allowance for credit losses on loans	$5,077				$7,221
Allowance for credit losses on acceptances (1)	6				88
Allowance for credit losses on off-balance sheet exposures (2)	56				90
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at October 31, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2019
Residential mortgages	$678	$83	$(51)	$11	$721
Personal loans	2,109	1,109	(1,160)	40	2,098
Credit cards	1,213	887	(815)	8	1,293
Business and government	1,147	195	(167)	(24)	1,151
	$5,147	$2,274	$(2,193)	$35	$5,263
Presented as:
Allowance for credit losses on loans	$5,065				$5,194
Allowance for credit losses on acceptances (1)	8				8
Allowance for credit losses on off-balance sheet exposures (2)	74				61
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$191	$307	$324	$822
Personal loans	843	1,383	734	2,960
Credit cards	502	1,343	–	1,845
Business and government	350	526	718	1,594
Total (1)	$1,886	$3,559	$1,776	$7,221
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $182.

	As at October 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$126	$229	$325	$680
Personal loans	609	865	591	2,065
Credit cards	424	831	–	1,255
Business and government	153	245	679	1,077
Total (1)	$1,312	$2,170	$1,595	$5,077
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $68.

	As at July 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$127	$230	$364	$721
Personal loans	602	868	628	2,098
Credit cards	443	850	–	1,293
Business and government	159	245	678	1,082
Total (1)	$1,331	$2,193	$1,670	$5,194
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $79.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the nine months ended
	July 31, 2020				April 30, 2020				July 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$153	$257	$296	$706	$133	$218	$288	$639	$126	$229	$325	$680
Provision for credit losses
Remeasurement (1)	3	79	71	153	29	48	38	115	24	137	123	284
Newly originated or purchased financial assets	8	–	–	8	13	–	–	13	27	–	–	27
Derecognition of financial assets and maturities	(2)	(6)	–	(8)	–	(2)	–	(2)	(2)	(10)	–	(12)
Changes in models and methodologies	–	–	–	–	–	–	–	–	7	6	17	30
Transfer to (from):
Stage 1	40	(34)	(6)	–	16	(12)	(4)	–	71	(59)	(12)	–
Stage 2	(5)	23	(18)	–	(4)	27	(23)	–	(14)	74	(60)	–
Stage 3	–	(11)	11	–	–	(12)	12	–	–	(34)	34	–
Gross write-offs	–	–	(22)	(22)	–	–	(17)	(17)	–	–	(69)	(69)
Recoveries	–	–	3	3	–	–	2	2	–	–	12	12
Foreign exchange and other movements	(6)	(1)	(11)	(18)	(34)	(10)	–	(44)	(48)	(36)	(46)	(130)
Balance at end of period (2)	$191	$307	$324	$822	$153	$257	$296	$706	$191	$307	$324	$822
Personal loans
Balance at beginning of period	$716	$1,082	$647	$2,445	$619	$878	$593	$2,090	$609	$865	$591	$2,065
Provision for credit losses
Remeasurement (1)	(35)	542	370	877	(31)	360	347	676	(208)	1,053	1,059	1,904
Newly originated or purchased financial assets	83	–	–	83	140	–	–	140	321	–	–	321
Derecognition of financial assets and maturities	(19)	(49)	–	(68)	(21)	(28)	–	(49)	(64)	(104)	–	(168)
Changes in models and methodologies	–	–	–	–	–	–	–	–	16	33	16	65
Transfer to (from):
Stage 1	196	(194)	(2)	–	116	(114)	(2)	–	443	(436)	(7)	–
Stage 2	(75)	93	(18)	–	(78)	96	(18)	–	(204)	257	(53)	–
Stage 3	(2)	(77)	79	–	(1)	(87)	88	–	(4)	(253)	257	–
Gross write-offs	–	–	(376)	(376)	–	–	(412)	(412)	–	–	(1,264)	(1,264)
Recoveries	–	–	51	51	–	–	49	49	–	–	166	166
Foreign exchange and other movements	(21)	(14)	(17)	(52)	(28)	(23)	2	(49)	(66)	(32)	(31)	(129)
Balance at end of period (2)	$843	$1,383	$734	$2,960	$716	$1,082	$647	$2,445	$843	$1,383	$734	$2,960
Credit cards
Balance at beginning of period	$452	$1,030	$-	$1,482	$407	$837	$–	$1,244	$424	$831	$-	$1,255
Provision for credit losses
Remeasurement (1)	(11)	472	153	614	(19)	312	210	503	(105)	907	568	1,370
Newly originated or purchased financial assets	31	–	–	31	56	–	–	56	133	–	–	133
Derecognition of financial assets and maturities	(19)	(14)	–	(33)	(15)	(15)	–	(30)	(50)	(44)	–	(94)
Changes in models and methodologies	–	–	–	–	–	–	–	–	6	29	–	35
Transfer to (from):
Stage 1	92	(92)	–	–	68	(68)	–	–	222	(222)	–	–
Stage 2	(39)	39	–	–	(42)	42	–	–	(115)	115	–	–
Stage 3	–	(78)	78	–	–	(73)	73	–	–	(229)	229	–
Gross write-offs	–	–	(272)	(272)	–	–	(317)	(317)	–	–	(950)	(950)
Recoveries	–	–	43	43	–	–	38	38	–	–	138	138
Foreign exchange and other movements	(4)	(14)	(2)	(20)	(3)	(5)	(4)	(12)	(13)	(44)	15	(42)
Balance at end of period (2)	$502	$1,343	$–	$1,845	$452	$1,030	$–	$1,482	$502	$1,343	$–	$1,845

	As at and for the three months ended								As at and for the nine months ended
	July 31, 2020				April 30, 2020				July 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business and government
Balance at beginning of period	$306	$402	$700	$1,408	$197	$249	$652	$1,098	$191	$263	$679	$1,133
Provision for credit losses
Remeasurement (1)	59	199	212	470	60	173	143	376	104	381	457	942
Newly originated or purchased financial assets	92	–	–	92	81	–	–	81	212	–	–	212
Derecognition of financial assets and maturities	(52)	(29)	(5)	(86)	(45)	(3)	(3)	(51)	(129)	(39)	(13)	(181)
Changes in models and methodologies	(1)	1	–	–	–	(1)	–	(1)	12	9	–	21
Transfer to (from):
Stage 1	13	(13)	–	–	14	(14)	–	–	35	(35)	–	–
Stage 2	(12)	14	(2)	–	(3)	3	–	–	(18)	20	(2)	–
Stage 3	–	(5)	5	–	–	(6)	6	–	(2)	(15)	17	–
Gross write-offs	–	–	(185)	(185)	–	–	(82)	(82)	–	–	(363)	(363)
Recoveries	–	–	8	8	–	–	7	7	–	–	21	21
Foreign exchange and other movements	(6)	(2)	(15)	(23)	2	1	(23)	(20)	(6)	(17)	(78)	(101)
Balance at end of period including off-balance sheet exposures (2)	$399	$567	$718	$1,684	$306	$402	$700	$1,408	$399	$567	$718	$1,684
Less: Allowance for credit losses on off-balance sheet exposures (3)	(49)	(41)	–	(90)	(24)	(12)	–	(36)	(49)	(41)	–	(90)
Balance at end of period (2)	$350	$526	$718	$1,594	$282	$390	$700	$1,372	$350	$526	$718	$1,594
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $74 (April 30, 2020 – $84).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$161,282	$2,289	$–	$163,571	$151,824	$405	$–	$152,229
Low	60,930	386	–	61,316	61,317	489	–	61,806
Medium	11,711	1,755	–	13,466	14,476	1,059	–	15,535
High	976	3,390	–	4,366	1,404	3,309	–	4,713
Very high	106	1,130	–	1,236	11	1,728	–	1,739
Loans not graded (2)	28,073	3,851	–	31,924	26,497	3,820	–	30,317
Default	–	–	1,643	1,643	–	–	1,830	1,830
Total	$263,078	$12,801	$1,643	$277,522	$255,529	$10,810	$1,830	$268,169
Allowance for credit losses	191	307	324	822	126	229	325	680
Carrying value	$262,887	$12,494	$1,319	$276,700	$255,403	$10,581	$1,505	$267,489
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$28,460	$1,120	$–	$29,580	$29,988	$92	$–	$30,080
Low	25,464	871	–	26,335	26,928	263	–	27,191
Medium	7,483	1,523	–	9,006	8,961	396	–	9,357
High	6,575	3,724	–	10,299	7,472	3,617	–	11,089
Very high	66	1,719	–	1,785	44	1,604	–	1,648
Loans not graded (2)	14,007	2,170	–	16,177	15,973	2,199	–	18,172
Default	–	–	1,104	1,104	–	–	1,094	1,094
Total	$82,055	$11,127	$1,104	$94,286	$89,366	$8,171	$1,094	$98,631
Allowance for credit losses	843	1,383	734	2,960	609	865	591	2,065
Carrying value	$81,212	$9,744	$370	$91,326	$88,757	$7,306	$503	$96,566
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,229	$20	$–	$1,249	$1,509	$9	$–	$1,518
Low	1,991	194	–	2,185	2,580	17	–	2,597
Medium	2,987	201	–	3,188	3,688	34	–	3,722
High	2,504	1,718	–	4,222	3,139	1,424	–	4,563
Very high	19	731	–	750	23	735	–	758
Loans not graded (1)	2,521	1,235	–	3,756	3,217	1,413	–	4,630
Default	–	–	–	–	–	–	–	–
Total	$11,251	$4,099	$–	$15,350	$14,156	$3,632	$–	$17,788
Allowance for credit losses	502	1,343	–	1,845	424	831	–	1,255
Carrying value	$10,749	$2,756	$–	$13,505	$13,732	$2,801	$–	$16,533
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$83,637	$16	$–	$83,653	$77,614	$1	$–	$77,615
Low	17,723	18	–	17,741	17,787	–	–	17,787
Medium	5,958	97	–	6,055	6,218	80	–	6,298
High	2,086	575	–	2,661	2,408	462	–	2,870
Very high	6	102	–	108	12	64	–	76
Loans not graded (1)	11,780	4,236	–	16,016	11,167	2,673	–	13,840
Default	–	–	–	–	–	–	–	–
Carrying value	$121,190	$5,044	$–	$126,234	$115,206	$3,280	$–	$118,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$117,916	$1,000	$–	$118,916	$105,033	$1,025	$–	$106,058
Non-investment grade	98,831	8,254	–	107,085	93,117	6,527	–	99,644
Watch list	54	2,870	–	2,924	53	2,957	–	3,010
Loans not graded (2)	2,020	68	–	2,088	1,962	87	–	2,049
Default	–	–	2,401	2,401	–	–	2,211	2,211
Total	$218,821	$12,192	$2,401	$233,414	$200,165	$10,596	$2,211	$212,972
Allowance for credit losses	350	526	718	1,594	153	245	679	1,077
Carrying value	$218,471	$11,666	$1,683	$231,820	$200,012	$10,351	$1,532	$211,895
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$176,263	$1,204	$–	$177,467	$176,926	$980	$–	$177,906
Non-investment grade	57,054	4,283	–	61,337	55,238	4,225	–	59,463
Watch list	6	1,111	–	1,117	8	774	–	782
Loans not graded (2)	3,541	219	–	3,760	1,808	207	–	2,015
Default	–	–	128	128	–	–	153	153
Total	$236,864	$6,817	$128	$243,809	$233,980	$6,186	$153	$240,319
Allowance for credit losses	49	41	–	90	38	18	–	56
Carrying value	$236,815	$6,776	$128	$243,719	$233,942	$6,168	$153	$240,263
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of COVID-19, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at July 31, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$609	$303	$–	$912
Personal loans	430	263	–	693
Credit cards	201	141	310	652
Business and government	389	149	–	538
Total	$1,629	$856	$310	$2,795

	As at April 30, 2020 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,396	$467	$–	$1,863
Personal loans	736	325	–	1,061
Credit cards	316	213	402	931
Business and government	495	161	–	656
Total	$2,943	$1,166	$402	$4,511

	As at October 31, 2019
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,128	$526	$–	$1,654
Personal loans	624	330	–	954
Credit cards	278	179	417	874
Business and government	188	89	–	277
Total	$2,218	$1,124	$417	$3,759
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period.
(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2020	April 30 2020	October 31 2019
Unpaid principal balance (1)	$425	$449	$489
Credit related fair value adjustments	(100)	(107)	(125)
Carrying value	325	342	364
Stage 3 allowance	(10)	(11)	(9)
Carrying value net related allowance	$315	$331	$355
(1)	Represents principal amount owed net of write-offs.